Commitments (Details)	Dec. 31, 2018 CAD ($)
Commitments [Abstract]
Commitment for payment	$ 8,199,509
Lease incentive	77,911
Onerous lease provision	67,588
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	961,575
Repayment, maximum	400,000
Overhead repayment	$ 100,000
Annual installment of gross sales of product, percent	5.00%
Annual installment of annual product sales	$ 100,000
2019
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	423,718
2020
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	371,282
2021
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	$ 166,575